INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 3,148	$ 2,032
Work in process	7,656	8,797
Finished goods	5,303	7,289
Inventories	16,107	18,118
Write-offs	$ 1,554	$ 1,824	$ 1,399